Per share amounts - Determination of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Per share amounts
Net loss	$ (653,601)	$ (46,739)
Basic weighted average shares outstanding ('000s)	153,863	158,068
Diluted weighted average shares outstanding ('000s)	153,863	158,068
Basic (loss) earnings per share	$ (4.25)	$ (0.3)
Diluted (loss) earnings per share	$ (4.25)	$ (0.3)